Shareholders' equity - Movements in BSPCE and BSA share warrants (Details) € / shares in Units, € in Thousands								12 Months Ended
	Dec. 15, 2023 EquityInstruments € / shares	May 25, 2023 EquityInstruments € / shares	Apr. 16, 2021 EquityInstruments € / shares	Mar. 09, 2020 EquityInstruments € / shares	Jun. 28, 2019 EquityInstruments € / shares	Dec. 14, 2018 EquityInstruments € / shares	May 29, 2017 EquityInstruments € / shares	Dec. 31, 2024 EquityInstruments € / shares shares	Dec. 31, 2024 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2024 EquityInstruments € / shares shares	Dec. 31, 2023 EquityInstruments € / shares shares	Dec. 31, 2023 EUR (€) EquityInstruments € / shares shares	Dec. 31, 2023 EquityInstruments € / shares shares	Dec. 31, 2022 EquityInstruments € / shares shares	Dec. 31, 2022 EquityInstruments € / shares shares
BSPCE and BSA Share Warrants
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance								776,333			806,800			930,800
Issued											30,000
Forfeited/ Lapsed											(60,467)			(124,000)
Outstanding, Ending balance								776,333			776,333			806,800
Number of exercisable shares								746,333	746,333	746,333	732,000	732,000	732,000	298,800	298,800
Number of shares callable by warrants | shares														806,800	806,800
Expense from share-based payment transactions | €									€ 236			€ 827
BSPCE plans
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance								430,000			488,800			608,800
Forfeited/ Lapsed											(58,800)			(120,000)
Outstanding, Ending balance								430,000			430,000			488,800
Number of exercisable shares								430,000	430,000	430,000	430,000	430,000	430,000	8,800	8,800
Number of shares callable by warrants | shares								430,000	430,000	430,000	430,000	430,000	430,000	488,800	488,800
BSPCE - 2013 Plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares											€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59
Outstanding, Beginning balance											8,800			8,800
Forfeited/ Lapsed											(8,800)
Outstanding, Ending balance														8,800
Number of exercisable shares														8,800	8,800
Number of other equity instruments expired in share-based payment arrangement											8,800
BSPCE 2021
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares			€ 11.74					€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Outstanding, Beginning balance								430,000			480,000			600,000
Issued			600,000
Forfeited/ Lapsed											(50,000)			(120,000)
Outstanding, Ending balance								430,000			430,000			480,000
Number of exercisable shares								430,000	430,000	430,000	430,000	430,000	430,000
BSPCE 2021 | Based On Market Condition
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed											(30,000)
BSPCE 2021 | Based On Non-Market Condition
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed											(20,000)
BSA plans
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance								346,333			318,000			322,000
Issued											30,000
Forfeited/ Lapsed											(1,667)			(4,000)
Outstanding, Ending balance								346,333			346,333			318,000
Number of exercisable shares								316,333	316,333	316,333	302,000	302,000	302,000	290,000	290,000
Number of shares callable by warrants | shares								776,333	776,333	776,333	776,333	776,333	776,333
BSA - 2017 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares							€ 6.675	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67
Outstanding, Beginning balance								130,000			130,000			130,000
Issued							195,000
Outstanding, Ending balance								130,000			130,000			130,000
Number of exercisable shares								130,000	130,000	130,000	130,000	130,000	130,000	130,000	130,000
BSA - 2018 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares						€ 6.067		€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07
Outstanding, Beginning balance								116,000			116,000			116,000
Issued						126,000
Outstanding, Ending balance								116,000			116,000			116,000
Number of exercisable shares								116,000	116,000	116,000	116,000	116,000	116,000	116,000	116,000
BSA - 2019 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares					€ 2.2			€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2	€ 2.2
Outstanding, Beginning balance								10,000			10,000			10,000
Issued					10,000
Outstanding, Ending balance								10,000			10,000			10,000
Number of exercisable shares								10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
BSA 2019 bis
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares				€ 3.68				€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance								10,000			10,000			10,000
Issued				10,000
Outstanding, Ending balance								10,000			10,000			10,000
Number of exercisable shares								10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
BSA 2019 ter
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares				€ 3.68				€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance								36,000			36,000			36,000
Issued				36,000
Outstanding, Ending balance								36,000			36,000			36,000
Number of exercisable shares								36,000	36,000	36,000	36,000	36,000	36,000	24,000	24,000
BSA 2021
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares			€ 11.74
Issued			50,000
BSA 2023-1
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares		€ 2.51						€ 2.51	€ 2.51	€ 2.51	€ 2.51	€ 2.51	€ 2.51
Outstanding, Beginning balance								10,000
Issued		10,000									10,000
Outstanding, Ending balance								10,000			10,000
BSA 2023-1 | David Nikodem
Notes to the interim condensed consolidated statement of financial position
Issued		10,000
BSA- 2 2023 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.91							€ 3.91	3.91	3.91	€ 3.91	3.91	3.91
Outstanding, Beginning balance								20,000
Issued	20,000										20,000
Outstanding, Ending balance								20,000			20,000
BSA- 2 2023 plan | David Nikodem
Notes to the interim condensed consolidated statement of financial position
Issued	20,000
BSA - Plan 2021-1
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares								€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Outstanding, Beginning balance								14,333		14,333	16,000		16,000	20,000
Forfeited/ Lapsed													(1,667)	(4,000)
Outstanding, Ending balance								14,333			14,333		14,333	16,000	16,000
Number of exercisable shares								14,333	14,333	14,333
BSA - Plan 2021-1 | Based On Non-Market Condition
Notes to the interim condensed consolidated statement of financial position
Forfeited/ Lapsed											(1,667)